Share capital - Schedule of changes in warrants outstanding and weighted average exercise price (Details) - $ / shares	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule Of Changes In Warrants Outstanding And Weighted Average Exercise Price Abstract
Number of warrants, Outstanding	32	210,370
Weighted average exercise price, Outstanding	$ 1,737.65	$ 250.33
Number of warrants, Issued	1,249,984	346,806
Weighted average exercise price, Issued	$ 3.75	$ 6.18
Number of warrants, Expired	(32)	(55,942)
Weighted average exercise price, Expired	$ 1,737.65	$ 7.06
Exercised	(529,994)	(8,500)
Exercised	$ (3.75)	$ 7
Number of warrants, Outstanding	719,990	492,734
Weighted average exercise price, Outstanding	$ 3.75	$ 58.96